Property and Equipment (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment and software		$ 17,721	$ 17,721
Office furniture and equipment		52,242	52,242
Leasehold improvements		8,449	8,449
Total property and equipment		78,412	78,412
Accumulated depreciation		(53,575)	(39,739)
Total property and equipment, net	$ 14,816	$ 24,837	$ 38,673